Acquisitions	12 Months Ended
Jun. 30, 2025
Acquisitions [Abstract]
Acquisitions

17. Acquisitions

Acquisition of a subsidiary

In April 2025, the Company acquired 51% equity interest in SuperX Industries, a private limited company incorporated in Singapore. Pursuant to the share purchase agreement, the initial consideration shall be $250,000 and the total purchase price could be up to $9,800,000. The consideration will be paid in newly issued Ordinary Shares of the Company at an issuance price of $4.00 per Ordinary Share. Pursuant to the share purchase agreement, the Company shall initially issue 62,500 Ordinary Shares to the seller. As incentive for the seller to collect and recover loans receivable owed to SuperX Industries within 365 days from the date of this agreement (March 12, 2025), for each amount of loans receivable that the seller collects for the Company post-closing, the Company shall issue to the seller additional shares, at $4.00 per Ordinary Share, for which the value shall be equivalent to 51% of the collected amount, calculated based on the prevailing exchange rate at the bank on the date of collection. The maximum number of shares to be issued as consideration is up to 2,450,000. After the acquisition, SuperX Industries became the Company’s subsidiary and the Company consolidated SuperX Industries’ financial results into the Company’s consolidated financial statements since April 2025.

The purchase price as of the date of acquisition is comprised of:

Amounts
Share consideration	$510,000
Contingent consideration payable	19,064,917
Total consideration transferred	$19,574,917

The transaction was considered a business acquisition and therefore was recorded using the acquisition method of accounting. The allocation of the purchase price based on the fair values of the acquired assets and liabilities assumed as of the date of acquisition is summarized as follows:

Assets acquired and liabilities assumed:	Amounts
Cash and cash equivalents	$30,113
Accounts receivable, net	98,922
Loans receivable, net	19,807,544
Prepayments, deposits and other receivables	111,838
Property and equipment, net	9,504
Operating lease right-of-use assets, net	557,270
Operating lease liabilities	(585,842)
Total net assets acquired	20,029,349
Non-controlling interest	(9,814,381)
Goodwill	9,359,949
Total consideration transferred	$19,574,917

Neither the results of operations since the acquisition date nor the pro forma results of operations of the acquiree were presented because the effects of the business combinations in 2025, were not significant to the consolidated statements of operations and comprehensive (loss) income.

Acquisition of additional interest in a subsidiary

In May 2025, the Company acquired the remaining 49% equity interest in SuperX Industries. Pursuant to the share purchase agreement, the initial consideration shall be $240,000 and the total purchase price could be up to $9,415,688. The consideration will be paid in newly issued Ordinary Shares of the Company at an issuance price of $8.00 per Ordinary Share. Pursuant to the share purchase agreement, the Company shall initially issue 30,000 Ordinary Shares to the seller. As incentive for the seller to collect and recover loans receivable owed to SuperX Industries within 365 days from the date of this agreement (April 29, 2025), for each amount of loans receivable that the seller collects for the Company post-closing, the Company shall issue to the seller additional shares, at $8.00 per Ordinary Share, for which the value shall be equivalent to 49% of the collected amount, calculated based on the prevailing exchange rate at the bank on the date of collection. The maximum number of shares to be issued as consideration is up to 1,176,961. The acquisition is treated as an equity transaction. After the acquisition, SuperX Industries became the Company’s wholly-owned subsidiary since May 2025. The fair values of the share consideration and the contingent consideration payable as of the acquisition date were $269,025 and $10,065,177, respectively.